BONDS PAYABLE AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2011
BONDS PAYABLE AND ACCRUED INTEREST
15.	BONDS PAYABLE AND ACCRUED INTEREST

On January 13, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 5.28% per annum. On March 22, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 5.6% per annum. On July 8, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB400,000,000 which bears interest at the rate of 6.5% per annum. Bonds payable are all issued at face value, unsecured and mature within 12 months from the issuance date.